Accounts Payable and Accrued Expenses - Accounts Payable (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES CURRENT [Abstract]
Trade payable	$ 21,614	$ 28,767
Rent payable	230	168
Professional fees payable	429	980
Total accounts payable	$ 22,273	$ 29,915